Distribution Date: Jul 25, 2007
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
May 25, 2007
April 30, 2007
April 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Determination Date 18-Jul-07 Accrual Periods: Begin End
Record Date - X, AP, R, C 30-Jun-07 Libor Certificates 6/25/2007 7/24/2007
Record Date - others 24-Jul-07 Others 6/1/2007 6/30/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1 5.45000% $167,597,000.00 $164,943,985.76 $531,663.04 $749,120.60 $1,280,783.64 0.00 $0.00 $164,412,322.72
1-A2AU 5.48000% $63,225,000.00 $63,225,000.00 $0.00 $288,727.50 $288,727.50 0.00 $0.00 $63,225,000.00
1-A2BU 5.54000% $15,806,000.00 $15,806,000.00 $0.00 $72,971.03 $72,971.03 0.00 $0.00 $15,806,000.00
1-A3U 5.56000% $120,347,000.00 $120,347,000.00 $0.00 $557,607.77 $557,607.77 0.00 $0.00 $120,347,000.00
1-A4A 5.49000% $100,000,000.00 $99,277,058.59 $144,877.18 $454,192.54 $599,069.72 0.00 $0.00 $99,132,181.41
1-A4BU 5.56000% $33,334,000.00 $33,093,014.71 $48,293.36 $153,330.97 $201,624.33 0.00 $0.00 $33,044,721.35
1-A4C 5.60000% $13,000,000.00 $12,906,017.62 $18,834.03 $60,228.08 $79,062.11 0.00 $0.00 $12,887,183.59
2-A1 5.52000% $440,936,000.00 $440,507,343.74 $1,175,105.33 $2,026,333.78 $3,201,439.11 0.00 $0.00 $439,332,238.41
2-A2 5.56000% $139,652,000.00 $139,516,237.20 $372,176.03 $646,425.23 $1,018,601.26 0.00 $0.00 $139,144,061.17
2-A3 5.61000% $64,509,000.00 $64,446,287.53 $171,918.08 $301,286.39 $473,204.47 0.00 $0.00 $64,274,369.45
1-M1 5.73000% $21,047,000.00 $21,047,000.00 $0.00 $100,499.43 $100,499.43 0.00 $0.00 $21,047,000.00
1-M2 5.75000% $13,155,000.00 $13,155,000.00 $0.00 $63,034.38 $63,034.38 0.00 $0.00 $13,155,000.00
1-M3 5.80000% $11,108,000.00 $11,108,000.00 $0.00 $53,688.67 $53,688.67 0.00 $0.00 $11,108,000.00
1-M4 5.86000% $6,723,000.00 $6,723,000.00 $0.00 $32,830.65 $32,830.65 0.00 $0.00 $6,723,000.00
1-M5 5.97000% $6,431,000.00 $6,431,000.00 $0.00 $31,994.23 $31,994.23 0.00 $0.00 $6,431,000.00
1-M6 6.57000% $2,339,000.00 $2,339,000.00 $0.00 $12,806.03 $12,806.03 0.00 $0.00 $2,339,000.00
1-M7 6.92000% $2,338,000.00 $2,338,000.00 $0.00 $13,482.47 $13,482.47 0.00 $0.00 $2,338,000.00
1-M8 7.07000% $2,339,000.00 $2,339,000.00 $0.00 $13,780.61 $13,780.61 0.00 $0.00 $2,339,000.00
1-M9 7.07000% $2,923,000.00 $2,923,000.00 $0.00 $17,221.34 $17,221.34 0.00 $0.00 $2,923,000.00
2-M1 5.72000% $13,725,000.00 13,742,570.23 $0.00 $65,506.25 $65,506.25 0.00 $0.00 13,742,570.23
2-M2 5.77000% $11,614,000.00 11,628,867.81 $0.00 $55,915.47 $55,915.47 0.00 $0.00 $11,628,867.81
2-M3 5.87000% $3,519,000.00 3,523,504.89 $0.00 $17,235.81 $17,235.81 0.00 $0.00 $3,523,504.89
2-M4 6.22000% $4,082,000.00 4,087,225.62 $0.00 $21,185.45 $21,185.45 0.00 $0.00 $4,087,225.62
2-M5 6.42000% $3,519,000.00 3,523,504.89 $0.00 $18,850.75 $18,850.75 0.00 $0.00 $3,523,504.89
2-M6 6.70933% $3,519,000.00 3,523,504.89 $0.00 $20,318.88 $20,318.88 0.00 $0.00 $3,523,504.89
2-M7 6.70933% $4,575,000.00 4,580,856.74 $0.00 $26,988.88 $26,988.88 0.00 $0.00 $4,580,856.74
2-M8 6.70933% $2,956,000.00 2,959,784.16 $0.00 $17,438.06 $17,438.06 0.00 $0.00 $2,959,784.16
2-M9 6.70933% $4,927,000.00 4,933,307.36 $0.00 $29,065.40 $29,065.40 0.00 $0.00 $4,933,307.36
1-X N/A $2,923,534.56 $2,923,177.67 $0.00 $1,178,972.92 $1,178,972.92 N/A N/A $2,923,177.67
2-X N/A $6,353,598.86 $6,334,979.39 $0.00 $685,721.03 $685,721.03 N/A N/A $6,334,979.39
1-AP N/A $100.00 $100.00 $0.00 $29,448.19 $29,448.19 N/A N/A $100.00
2-AP N/A $100.00 $100.00 $0.00 $24,874.31 $24,874.31 N/A N/A $100.00
1-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
2-C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,288,522,333.42 $1,284,232,428.80 $2,462,867.05 $7,841,083.10 $10,303,950.15 $0.00 $0.00 $1,281,769,561.75
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Payment Detail (Grantor Trust Certificates):
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (3)
Amount
Balance
1-A2A 5.48000% 63,225,000.00 $63,225,000.00 $0.00 $288,727.50 $288,727.50 N/A $0.00 $63,225,000.00
1-A2B 5.54000% 15,806,000.00 $15,806,000.00 $0.00 $72,971.03 $72,971.03 N/A $0.00 $15,806,000.00
1-A3 5.56000% 120,347,000.00 $120,347,000.00 $0.00 $557,607.77 $557,607.77 N/A $0.00 $120,347,000.00
1-A4B 5.56000% 33,334,000.00 $33,093,014.71 $48,293.36 $153,330.97 $201,624.33 N/A $0.00 $33,044,721.35
(3) Deferred Int covered by Cap Deferred Int Agreement
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1 39539LAA9 $984.17027609 $3.17227063 $4.46977333 $0.00000000 $980.99800545 LIBOR 5.32000%
1-A2AU N/A $1,000.00000000 $0.00000000 $4.56666667 $0.00000000 $1,000.00000000
1-A2BU N/A $1,000.00000000 $0.00000000 $4.61666646 $0.00000000 $1,000.00000000
1-A3U N/A $1,000.00000000 $0.00000000 $4.63333336 $0.00000000 $1,000.00000000
1-A4A 39539LAE1 $992.77058590 $1.44877180 $4.54192540 $0.00000000 $991.32181410
1-A4BU N/A $992.77058590 $1.44877182 $4.59983710 $0.00000000 $991.32181406
1-A4C 39539LAG6 $992.77058590 $1.44877154 $4.63292923 $0.00000000 $991.32181462
2-A1 39539LAH4 $999.02784925 $2.66502470 $4.59552810 $0.00000000 $996.36282456
2-A2 39539LAJ0 $999.02784925 $2.66502470 $4.62882902 $0.00000000 $996.36282452
2-A3
39539LAK7
$999.02784925 $2.66502473 $4.67045513 $0.00000000 $996.36282457
1-M1 39539LAL5 $1,000.00000000 $0.00000000 $4.77500024 $0.00000000 $1,000.00000000
1-M2 39539LAM3 $1,000.00000000 $0.00000000 $4.79166705 $0.00000000 $1,000.00000000
1-M3
39539LAN1
$1,000.00000000 $0.00000000 $4.83333363 $0.00000000 $1,000.00000000
1-M4 39539LAP6 $1,000.00000000 $0.00000000 $4.88333333 $0.00000000 $1,000.00000000
1-M5 39539LAQ4 $1,000.00000000 $0.00000000 $4.97500078 $0.00000000 $1,000.00000000
1-M6 39539LAR2 $1,000.00000000 $0.00000000 $5.47500214 $0.00000000 $1,000.00000000
1-M7 39539LAS0 $1,000.00000000 $0.00000000 $5.76666809 $0.00000000 $1,000.00000000
1-M8
39539LAT8
$1,000.00000000 $0.00000000 $5.89166738 $0.00000000 $1,000.00000000
1-M9 39539LAU5 $1,000.00000000 $0.00000000 $5.89166610 $0.00000000 $1,000.00000000
2-M1 39539LAV3 $1,001.28016248 $0.00000000 $4.77276867 $0.00000000 $1,001.28016248
2-M2 39539LAW1 $1,001.28016273 $0.00000000 $4.81448855 $0.00000000 $1,001.28016273
2-M3 39539LAX9 $1,001.28016198 $0.00000000 $4.89792839 $0.00000000 $1,001.28016198
2-M4 39539LAY7 $1,001.28016169 $0.00000000 $5.18996815 $0.00000000 $1,001.28016169
2-M5 39539LAZ4 $1,001.28016198 $0.00000000 $5.35684854 $0.00000000 $1,001.28016198
2-M6 39539LBA8 $1,001.28016198 $0.00000000 $5.77404945 $0.00000000 $1,001.28016198
2-M7
39539LBB6
$1,001.28016175 $0.00000000 $5.89920874 $0.00000000 $1,001.28016175
2-M8 39539LBC4 $1,001.28016238 $0.00000000 $5.89920839 $0.00000000 $1,001.28016238
2-M9 39539LBF7 $1,001.28016237 $0.00000000 $5.89920844 $0.00000000 $1,001.28016237
1-AP 39539LBD2 $1,000.00000000 $0.00000000 $294,481.90 $0.00000000 $1,000.00000000
2-AP 39539LBE0 $1,000.00000000 $0.00000000 $248,743.10 $0.00000000 $1,000.00000000
Amounts Per 1,000 (Grantor Trust Certificates):
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
1-A2A 39539LAB7 $1,000.00000000 $0.00000000 $4.56666667 $0.00000000 $1,000.00000000
1-A2B 39539LAC5 $1,000.00000000 $0.00000000 $4.61666646 $0.00000000 $1,000.00000000
1-A3 39539LAD3 $1,000.00000000 $0.00000000 $4.63333336 $0.00000000 $1,000.00000000
1-A4B 39539LAF8 $992.77058589 $1.44877182 $4.59983710 $0.00000000 $991.32181406

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1 5.45000% $749,120.60 $0.00 $0.00 $0.00 $0.00 $0.00 $749,120.60 $0.00
1-A2AU 5.48000% $288,727.50 $0.00 $0.00 $0.00 $0.00 $0.00 $288,727.50 $0.00
1-A2BU 5.54000% $72,971.03 $0.00 $0.00 $0.00 $0.00 $0.00 $72,971.03 $0.00
1-A3U 5.56000% $557,607.77 $0.00 $0.00 $0.00 $0.00 $0.00 $557,607.77 $0.00
1-A4A 5.49000% $454,192.54 $0.00 $0.00 $0.00 $0.00 $0.00 $454,192.54 $0.00
1-A4BU 5.56000% $153,330.97 $0.00 $0.00 $0.00 $0.00 $0.00 $153,330.97 $0.00
1-A4C 5.60000% $60,228.08 $0.00 $0.00 $0.00 $0.00 $0.00 $60,228.08 $0.00
2-A1 5.52000% $2,026,333.78 $0.00 $0.00 $0.00 $0.00 $0.00 $2,026,333.78 $0.00
2-A2 5.56000% $646,425.23 $0.00 $0.00 $0.00 $0.00 $0.00 $646,425.23 $0.00
2-A3 5.61000% $301,286.39 $0.00 $0.00 $0.00 $0.00 $0.00 $301,286.39 $0.00
1-M1 5.73000% $100,499.43 $0.00 $0.00 $0.00 $0.00 $0.00 $100,499.43 $0.00
1-M2 5.75000% $63,034.38 $0.00 $0.00 $0.00 $0.00 $0.00 $63,034.38 $0.00
1-M3 5.80000% $53,688.67 $0.00 $0.00 $0.00 $0.00 $0.00 $53,688.67 $0.00
1-M4 5.86000% $32,830.65 $0.00 $0.00 $0.00 $0.00 $0.00 $32,830.65 $0.00
1-M5 5.97000% $31,994.23 $0.00 $0.00 $0.00 $0.00 $0.00 $31,994.23 $0.00
1-M6 6.57000% $12,806.03 $0.00 $0.00 $0.00 $0.00 $0.00 $12,806.03 $0.00
1-M7 6.92000% $13,482.47 $0.00 $0.00 $0.00 $0.00 $0.00 $13,482.47 $0.00
1-M8 7.07000% $13,780.61 $0.00 $0.00 $0.00 $0.00 $0.00 $13,780.61 $0.00
1-M9 7.07000% $17,221.34 $0.00 $0.00 $0.00 $0.00 $0.00 $17,221.34 $0.00
2-M1 5.72000% $65,506.25 $0.00 $0.00 $0.00 $0.00 $0.00 $65,506.25 $0.00
2-M2 5.77000% $55,915.47 $0.00 $0.00 $0.00 $0.00 $0.00 $55,915.47 $0.00
2-M3 5.87000% $17,235.81 $0.00 $0.00 $0.00 $0.00 $0.00 $17,235.81 $0.00
2-M4 6.22000% $21,185.45 $0.00 $0.00 $0.00 $0.00 $0.00 $21,185.45 $0.00
2-M5 6.42000% $18,850.75 $0.00 $0.00 $0.00 $0.00 $0.00 $18,850.75 $0.00
2-M6 6.92000% $19,700.30 $0.00 $618.58 $618.58 $0.00 $0.00 $20,318.88 $0.00
2-M7 7.07000% $25,612.07 $0.00 $1,376.81 $1,376.81 $0.00 $0.00 $26,988.88 $0.00
2-M8 7.07000% $16,548.48 $0.00 $889.58 $889.58 $0.00 $0.00 $17,438.06 $0.00
2-M9 7.07000% $27,582.66 $0.00 $1,482.74 $1,482.74 $0.00 $0.00 $29,065.40 $0.00
Interest Detail (Grantor Trust Certificates):
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A2A 5.4800% 288,727.50 0.00 0.00 0.00 0.00 N/A $288,727.50 0.00
1-A2B 5.5400% 72,971.03 0.00 0.00 0.00 0.00 N/A $72,971.03 0.00
1-A3 5.5600% 557,607.77 0.00 0.00 0.00 0.00 N/A $557,607.77 0.00
1-A4B 5.5600% 153,330.97 0.00 0.00 0.00 0.00 N/A $153,330.97 0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2AU $0.00 $0.00 $0.00 $0.00 $0.00
1-A2BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A3U $0.00 $0.00 $0.00 $0.00 $0.00
1-A4A $0.00 $0.00 $0.00 $0.00 $0.00
1-A4BU $0.00 $0.00 $0.00 $0.00 $0.00
1-A4C $0.00 $0.00 $0.00 $0.00 $0.00
2-A1 $0.00 $0.00 $0.00 $0.00 $0.00
2-A2 $0.00 $0.00 $0.00 $0.00 $0.00
2-A3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M1 $0.00 $0.00 $0.00 $0.00 $0.00
1-M2 $0.00 $0.00 $0.00 $0.00 $0.00
1-M3 $0.00 $0.00 $0.00 $0.00 $0.00
1-M4 $0.00 $0.00 $0.00 $0.00 $0.00
1-M5 $0.00 $0.00 $0.00 $0.00 $0.00
1-M6 $0.00 $0.00 $0.00 $0.00 $0.00
1-M7 $0.00 $0.00 $0.00 $0.00 $0.00
1-M8 $0.00 $0.00 $0.00 $0.00 $0.00
1-M9 $0.00 $0.00 $0.00 $0.00 $0.00
2-M1 $0.00 $0.00 $0.00 $0.00 $0.00
2-M2 $0.00 $0.00 $0.00 $0.00 $0.00
2-M3 $0.00 $0.00 $0.00 $0.00 $0.00
2-M4 $0.00 $0.00 $0.00 $0.00 $0.00
2-M5 $0.00 $0.00 $0.00 $0.00 $0.00
2-M6 $0.00 $0.00 $0.00 $0.00 $0.00
2-M7 $0.00 $0.00 $0.00 $0.00 $0.00
2-M8 $0.00 $0.00 $0.00 $0.00 $0.00
2-M9 $0.00 $0.00 $0.00 $0.00 $0.00
Applied Loss Detail (Grantor Trust Certificates):
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00
Cap Deferred Interest Amount Detail (Grantor Trust Certificates):
Begin
Current
Total
Cap Deferred Amount
Outstanding
Cap Deferred
Cap Deferred
Cap Deferred
Paid to
Cap Deferred
Class
Amount
Amount
Amount
Provider
Amount
1-A2A 0.00 0.00 0.00 $0.00 0.00
1-A2B 0.00 0.00 0.00 $0.00 0.00
1-A3 0.00 0.00 0.00 $0.00 0.00
1-A4B 0.00 0.00 0.00 $0.00 0.00

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Group I
Group II
Miscellaneous:
Group I
Group II
Total
Cumulative Recoveries 0.00 0.00 0.00
Beginning Balance 0.00 0.00
Deposit : required deposit from waterfall 0.00 4,367.71 A) Advances required to be made by Servicer 1,432,002.52 1,885,404.64 3,317,407.16
Withdrawal: for Basis Risk shortfalls 0.00 4,367.71 B) Advances actually made by Servicer 1,432,002.52 1,885,404.64 3,317,407.16
Withdrawal: to Supplemental Interest Trust, any excess 0.00 0.00 C) Excess of A over B 0.00 0.00 0.00
Ending Balance 0.00 0.00
Cumulative Payments to following bonds:
Grantor Trust Accounts:
Class 1-C 0.00
Available funds (A): Class 2-C 0.00
Funds from Underlying bonds 1,120,930.63 Class 1-X 3,458,203.98
Funds from Cap Provider under Deferred Interest Cap Agreements 0.00 Class 2-X 2,048,418.04
1,120,930.63 Class R 0.00
Distributions (B):
To Cap Provider, interest on Cap Deferred Interest Amount
0.00 Interest Remittance Amount 7,858,976.13
To Grantor Trust Certs, interest 1,072,637.27 Principal Remittance Amount 2,462,867.06
To Cap Provider, reimbursement of Cap Deferred Interest Amount 0.00 Principal Distribution Amount 2,462,867.06
To Grantor Trust Certs, principal 48,293.36 Funds Shortfall 0.00
1,120,930.63
Reconciliation:
(A) - (B): 0.00
Available funds (A):
Servicer remittance
10,376,165.69
Supplemental Interest Trust For Group II:
Funds from Cap Provider 0.00
Net Counterparty Payment to Trust 0.00
Swap Notional Balance 666,604,937.00 10,376,165.69
Distributions (B):
Deposit: Investment Income 0.00
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Net Trust Payment to Counterparty 72,215.53
Deposit: Net Counterparty Payment to Trust 0.00 Total interest distributed 7,841,083.10
Deposit: Counterparty Termination Payment 0.00 Total principal distributed 2,462,867.05
Deposit / Withdrawal : Net Trust Payment to Counterparty 72,215.53 10,376,165.68
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 (A) - (B): 0.01
Withdrawal : to Pay Pool 2 Available Basis Risk Amount 0.00
Withdrawal : to Maintian Target OC, principal 0.00
Interest Rate Cap Account For Group II:
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to pay Deferred Amounts 0.00 Notional Amount 0.00
Withdrawal : to 2-X, remaining amounts 0.00 Floating Rate 5.32%
Fixed Rate 6.75%
Days 30.00
Cap Payment 0.00
Withdrawal for Basis Risk 0.00
To 2-X 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jul-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Group I
Overcollateralization:
Group I
Group II
Relevant information: Ending Overcollateralization Amount 2,923,177.67 6,334,979.39
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,973,681.58 Target Overcollateralization Amount 2,923,177.67 6,334,979.39
B) Ending Collateral Balance 580,180,586.73 Ending Overcollateralization deficiency amount 0.00 0.00
C) Current Delinquency Rate (A/B) 0.340% Overcollateralization release amount 0.00 0.00
D) Rolling Three Month Delinquency Rate 0.113%
E) Applicable Delinquency Event trigger limit 2.828%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
Group I
Group II
G) Original Collateral Balance 584,635,534.56
H) Cumulative Loss % ( F / G) 0.000% Excess available interest (A includes OC release): 1,178,972.92 690,088.74
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True: 1) as additional principal to certificates 0.00 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00 0.00
For Distribution Dates prior to May 2013, 23.00% 3) Basis Risk Payments 0.00 4,367.71
For Distribution Dates on or after May 2013, 28.75% 4) Remaining Amounts to X 1,178,972.92 685,721.03
2) Cumulative Loss % exceeds applicable % (H > I) NO (B): 1,178,972.92 690,088.74
NO
(A)-(B): 0.00 0.00
Trigger Event:
Group II
Stepdown Date:
Group I
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,096,907.65 Senior Enhancement Percentage 12.294%
B) Ending Collateral Balance 701,588,775.01 Senior Enhancement Percentage for purposes of Stepdown 12.294%
C) Current Delinquency Rate (A/B) 0.156%
D) Rolling Three Month Delinquency Rate 0.076% The later to occur of:
E) Applicable Delinquency Event trigger limit 2.814% (x) the Distribution Date in May 2010 NO
F) Cumulative Realized Losses 0.00 (y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
G) Original Collateral Balance 703,886,598.86 (i) prior to the Distribution Date in May 2013, 30.50%
H) Cumulative Loss % ( F / G) 0.000% (ii) on or after the Distribution Date in May 2013, 24.40%
NO
I) Applicable Cumulative Loss Limit % (not applicable until May 2010) NA
A Trigger Event will occur if either (1) or (2) is True:
Stepdown Date:
Group II
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO
For Distribution Dates prior to May 2013, 33.55% Relevant information:
For Distribution Dates on or after May 2013, 40.00% Senior Enhancement Percentage 8.386%
2) Cumulative Loss % exceeds applicable % (H > I) NO Senior Enhancement Percentage for purposes of Stepdown 8.386%
NO
The later to occur of:
(x) the Distribution Date in May 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in May 2013, 20.87%
(ii) on or after the Distribution Date in May 2013, 16.70%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jul 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
1,284,232,228.80
6,402,593.76
3,939,726.70
0.00
1,281,769,361.74
195.14
5,942,202.26
460,196.36
0.00
0.00
6,402,593.76
8,277,863.79
418,887.66
3,939,726.70
0.00
0.00
0.00
0.00
3,919,249.43
54,322.50
0.00
10,376,165.69
3,544
3,525
0.9947592893
7.73492%
7.34351%
11.66796%
0.00
3,543
1,281,523,311.26
0.00
0.00
0.00
1,855,659.99
7
0
0.00
0.00
401,322.88
17,564.78
0.00
0.00
0.00
0.00
0.00
580,924,254.35
2,906,235.89
2,162,568.27
0.00
580,180,586.73
195.14
2,708,637.71
197,403.04
0.00
0.00
2,906,235.89
4,053,592.97
199,103.75
2,162,568.27
0.00
0.00
0.00
0.00
1,691,920.95
29,448.19
0.00
4,627,605.03
1,599
1,591
0.9923799571
8.37340%
7.96212%
11.46869%
0.00
1,598
579,934,536.25
0.00
0.00
0.00
914,800.08
3
0
0.00
0.00
181,538.97
17,564.78
0.00
0.00
0.00
0.00
0.00
703,307,974.45
3,496,357.87
1,777,158.43
0.00
701,588,775.01
0.00
3,233,564.55
262,793.32
0.00
0.00
3,496,357.87
4,224,270.82
219,783.91
1,777,158.43
0.00
0.00
0.00
0.00
2,227,328.48
24,874.31
0.00
5,748,560.66
1,945
1,934
0.9967355198
7.20755%
6.83255%
11.83255%
0.00
1,945
701,588,775.01
0.00
0.00
0.00
940,859.91
4
0
0.00
0.00
219,783.91
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
86 6,742,041.78 0.53% 57 4,420,187.54 0.76% 29 2,321,854.24 0.33%
100K to 199.99K
642 101,798,530.73 7.94% 286 45,209,841.22 7.79% 356 56,588,689.51 8.07%
200K to 299.99K
869 214,181,091.94 16.71% 360 88,986,733.61 15.34% 509 125,194,358.33 17.84%
300K to 399.99K
696 241,933,986.80 18.88% 329 114,603,771.35 19.75% 367 127,330,215.45 18.15%
400K to 499.99K
522 233,388,600.51 18.21% 229 102,026,884.98 17.59% 293 131,361,715.53 18.72%
500K to 599.99K
347 189,411,143.32 14.78% 162 88,539,964.33 15.26% 185 100,871,178.99 14.38%
600K to 699.99K
177 114,011,985.08 8.89% 78 50,600,637.77 8.72% 99 63,411,347.31 9.04%
700K to 799.99K
63 47,224,669.62 3.68% 32 23,882,612.66 4.12% 31 23,342,056.96 3.33%
800K to 899.99K
45 37,842,667.47 2.95% 20 16,897,889.23 2.91% 25 20,944,778.24 2.99%
900K to 999.99K
21 20,201,457.03 1.58% 10 9,687,957.84 1.67% 11 10,513,499.19 1.50%
1000K to 1099.99K
23 23,496,342.61 1.83% 13 13,239,108.17 2.28% 10 10,257,234.44 1.46%
1100K to 1199.99K
3 3,489,324.67 0.27% 2 2,322,761.76 0.40% 1 1,166,562.91 0.17%
1200K to 1299.99K
8 10,149,435.68 0.79% 5 6,330,679.25 1.09% 3 3,818,756.43 0.54%
1300K to 1399.99K
5 6,758,003.47 0.53% 3 4,028,115.96 0.69% 2 2,729,887.51 0.39%
1400K to 1499.99K
6 8,572,707.09 0.67% 2 2,919,188.57 0.50% 4 5,653,518.52 0.81%
1500K to 1599.99K
4 6,100,171.90 0.48% 1 1,543,099.15 0.27% 3 4,557,072.75 0.65%
1600K to 1699.99K
1 1,660,723.30 0.13% 0 0.00 0.00% 1 1,660,723.30 0.24%
1700K to 1799.99K
2 3,522,172.21 0.27% 0 0.00 0.00% 2 3,522,172.21 0.50%
1800K to 1899.99K
1 1,820,650.29 0.14% 1 1,820,650.29 0.31% 0 0.00 0.00%
2000K to 2099.99K
1 2,015,093.95 0.16% 0 0.00 0.00% 1 2,015,093.95 0.29%
2100K to 2199.99K
2 4,328,059.24 0.34% 0 0.00 0.00% 2 4,328,059.24 0.62%
3100K to 3199.99K
1 3,120,503.05 0.24% 1 3,120,503.05 0.54% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Remaining Principal Balance
Balance

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 2000K to 2099.99K 2100K to 2199.99K 3100K to 3199.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6.00% - 6.49%
31 10,783,381.80 0.84% 0 0.00 0.00% 31 10,783,381.80 1.54%
6.50% - 6.99%
526 211,936,129.19 16.53% 0 0.00 0.00% 526 211,936,129.19 30.21%
7.00% - 7.49%
720 254,944,002.60 19.89% 15 5,648,339.79 0.97% 705 249,295,662.81 35.53%
7.50% - 7.99%
786 285,943,870.95 22.31% 186 80,044,721.69 13.80% 600 205,899,149.26 29.35%
8.00% - 8.49%
473 174,104,290.41 13.58% 401 150,429,838.46 25.93% 72 23,674,451.95 3.37%
8.50% - 8.99%
932 323,272,126.45 25.22% 932 323,272,126.45 55.72% 0 0.00 0.00%
9.00% - 9.49%
25 8,175,400.23 0.64% 25 8,175,400.23 1.41% 0 0.00 0.00%
9.50% - 9.99%
28 10,866,043.47 0.85% 28 10,866,043.47 1.87% 0 0.00 0.00%
10.00% - 10.49%
4 1,744,116.64 0.14% 4 1,744,116.64 0.30% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.37%
Group 2 Weighted Average Rate: 7.21%

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,162 796,609,643.17 62.15% 228 95,020,868.16 16.38% 1,934 701,588,775.01 100.00%
3.00% - 3.99%
1,309 465,715,172.67 36.33% 1,309 465,715,172.67 80.27% 0 0.00 0.00%
4.00% - 4.99%
54 19,444,545.90 1.52% 54 19,444,545.90 3.35% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.32%
Group 2 Weighted Average Margin: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
2,162 796,609,643.17 62.15% 228 95,020,868.16 16.38% 1,934 701,588,775.01 100.00%
3.00% - 3.99%
1,309 465,715,172.67 36.33% 1,309 465,715,172.67 80.27% 0 0.00 0.00%
4.00% - 4.99%
54 19,444,545.90 1.52% 54 19,444,545.90 3.35% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.32%
Group 2 Weighted Average Lifetime Rate Floor: 2.75%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
92 33,753,373.24 2.63% 92 33,753,373.24 5.82% 0 0.00 0.00%
11.00% - 11.99%
557 222,719,510.99 17.38% 0 0.00 0.00% 557 222,719,510.99 31.75%
12.00% - 12.99%
2,804 1,001,622,025.56 78.14% 1,499 546,427,213.49 94.18% 1,305 455,194,812.07 64.88%
13.00% - 13.99%
72 23,674,451.95 1.85% 0 0.00 0.00% 72 23,674,451.95 3.37%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.88%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.21%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
1,591 580,180,586.73 45.26% 1,591 580,180,586.73 100.00% 0 0.00 0.00%
6
1,934 701,588,775.01 54.74% 0 0.00 0.00% 1,934 701,588,775.01 100.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,934 701,588,775.01 54.74% 0 0.00 0.00% 1,934 701,588,775.01 100.00%
12
1,591 580,180,586.73 45.26% 1,591 580,180,586.73 100.00% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
271 90,112,876.50 7.03% 271 90,112,876.50 15.53% 0 0.00 0.00%
1 Year MTA
1,320 490,067,710.23 38.23% 1,320 490,067,710.23 84.47% 0 0.00 0.00%
6 Month LIBOR
1,934 701,588,775.01 54.74% 0 0.00 0.00% 1,934 701,588,775.01 100.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
179 63,003,290.88 4.92% 97 34,184,887.65 5.89% 82 28,818,403.23 4.11%
3 Units
69 30,330,070.74 2.37% 29 12,062,256.42 2.08% 40 18,267,814.32 2.60%
4 Units
93 42,975,588.24 3.35% 42 19,339,389.41 3.33% 51 23,636,198.83 3.37%
Condominium
10 3,155,871.82 0.25% 7 1,965,724.57 0.34% 3 1,190,147.25 0.17%
High Rise Condo
45 16,117,067.38 1.26% 23 8,560,984.28 1.48% 22 7,556,083.10 1.08%
Low Rise Condo
314 88,798,431.58 6.93% 145 42,060,819.29 7.25% 169 46,737,612.29 6.66%
Mid Rise Condo
28 10,253,337.17 0.80% 19 6,713,433.30 1.16% 9 3,539,903.87 0.50%
Planned Unit Developmen
671 237,897,000.74 18.56% 275 98,726,731.15 17.02% 396 139,170,269.59 19.84%
Single Family
2,116 789,238,703.19 61.57% 954 356,566,360.66 61.46% 1,162 432,672,342.53 61.67%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
36 15,527,762.78 1.21% 29 12,538,884.21 2.16% 7 2,988,878.57 0.43%
2007
3,489 1,266,241,598.96 98.79% 1,562 567,641,702.52 97.84% 1,927 698,599,896.44 99.57%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Year of First Payment Date
Year

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00%- 9.99%
1 70,515.13 0.01% 1 70,515.13 0.01% 0 0.00 0.00%
10.00%-14.99%
1 45,338.87 0.00% 1 45,338.87 0.01% 0 0.00 0.00%
15.00%-19.99%
1 91,685.30 0.01% 1 91,685.30 0.02% 0 0.00 0.00%
20.00%-24.99%
3 553,400.16 0.04% 0 0.00 0.00% 3 553,400.16 0.08%
25.00%-29.99%
3 334,219.06 0.03% 3 334,219.06 0.06% 0 0.00 0.00%
30.00%-34.99%
3 1,929,611.36 0.15% 2 402,847.25 0.07% 1 1,526,764.11 0.22%
35.00%-39.99%
7 1,625,134.17 0.13% 2 365,156.55 0.06% 5 1,259,977.62 0.18%
40.00%-44.99%
15 4,790,756.73 0.37% 4 1,378,974.75 0.24% 11 3,411,781.98 0.49%
45.00%-49.99%
17 5,306,825.72 0.41% 2 573,120.94 0.10% 15 4,733,704.78 0.67%
50.00%-54.99%
29 11,228,741.50 0.88% 11 5,027,704.85 0.87% 18 6,201,036.65 0.88%
55.00%-59.99%
57 20,026,598.35 1.56% 17 4,166,265.86 0.72% 40 15,860,332.49 2.26%
60.00%-64.99%
89 35,569,458.48 2.78% 32 14,362,444.26 2.48% 57 21,207,014.22 3.02%
65.00%-69.99%
131 61,724,155.00 4.82% 54 25,814,833.44 4.45% 77 35,909,321.56 5.12%
70.00%-74.99%
267 104,949,521.43 8.19% 90 35,221,199.29 6.07% 177 69,728,322.14 9.94%
75.00%-79.99%
794 290,701,438.93 22.68% 298 111,447,399.81 19.21% 496 179,254,039.12 25.55%
80.00%-84.99%
1,978 701,574,271.22 54.73% 972 348,379,022.21 60.05% 1,006 353,195,249.01 50.34%
85.00%-89.99%
42 13,395,262.63 1.05% 36 11,445,071.08 1.97% 6 1,950,191.55 0.28%
90.00%-94.99%
80 26,044,818.68 2.03% 62 20,671,174.19 3.56% 18 5,373,644.49 0.77%
95.00%-99.99%
7 1,807,609.02 0.14% 3 383,613.89 0.07% 4 1,423,995.13 0.20%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 76
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,117 1,116,284,449.58 87.09% 1,183 414,695,674.57 71.48% 1,934 701,588,775.01 100.00%
457 - 480
408 165,484,912.16 12.91% 408 165,484,912.16 28.52% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 389
Group 2 Weighted Average Remaining Amortization Months: 355
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,117 1,116,284,449.58 87.09% 1,183 414,695,674.57 71.48% 1,934 701,588,775.01 100.00%
457 - 480
408 165,484,912.16 12.91% 408 165,484,912.16 28.52% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 389
Group 2 Weighted Average Remaining Months: 355

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,117 1,116,284,449.58 87.09% 1,183 414,695,674.57 71.48% 1,934 701,588,775.01 100.00%
457 - 480
408 165,484,912.16 12.91% 408 165,484,912.16 28.52% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 394
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
3,117 1,116,284,449.58 87.09% 1,183 414,695,674.57 71.48% 1,934 701,588,775.01 100.00%
457 - 480
408 165,484,912.16 12.91% 408 165,484,912.16 28.52% 0 0.00 0.00%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 394
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ARIZONA
190 57,069,364.91 4.45% 96 30,145,536.13 5.20% 94 26,923,828.78 3.84%
CALIFORNIA
1,478 668,512,299.23 52.16% 695 318,377,675.30 54.88% 783 350,134,623.93 49.91%
COLORADO
74 22,599,473.19 1.76% 39 11,332,542.51 1.95% 35 11,266,930.68 1.61%
CONNECTICUT
11 3,329,249.40 0.26% 5 1,144,632.73 0.20% 6 2,184,616.67 0.31%
DELAWARE
6 1,033,432.51 0.08% 4 594,880.15 0.10% 2 438,552.36 0.06%
DISTRICT OF COLUMBIA 13 4,330,170.10 0.34% 5 1,620,906.84 0.28% 8 2,709,263.26 0.39%
FLORIDA
296 86,599,918.67 6.76% 146 41,724,981.43 7.19% 150 44,874,937.24 6.40%
GEORGIA
48 13,778,199.40 1.07% 15 4,275,721.35 0.74% 33 9,502,478.05 1.35%
IDAHO
35 7,700,219.31 0.60% 8 1,414,835.33 0.24% 27 6,285,383.98 0.90%
ILLINOIS
54 17,193,797.91 1.34% 21 6,099,042.55 1.05% 33 11,094,755.36 1.58%
INDIANA
3 313,927.12 0.02% 0 0.00 0.00% 3 313,927.12 0.04%
IOWA
2 114,663.35 0.01% 1 68,469.90 0.01% 1 46,193.45 0.01%
KANSAS
2 561,296.63 0.04% 1 338,664.53 0.06% 1 222,632.10 0.03%
KENTUCKY
3 372,467.83 0.03% 3 372,467.83 0.06% 0 0.00 0.00%
MARYLAND
91 29,543,218.73 2.30% 33 9,907,701.02 1.71% 58 19,635,517.71 2.80%
MASSACHUSETTS
25 8,282,683.84 0.65% 8 2,651,959.36 0.46% 17 5,630,724.48 0.80%
MICHIGAN
28 9,619,231.66 0.75% 12 5,595,045.96 0.96% 16 4,024,185.70 0.57%
MINNESOTA
54 13,225,127.56 1.03% 11 2,380,704.02 0.41% 43 10,844,423.54 1.55%
MISSISSIPPI
2 512,700.53 0.04% 1 172,445.04 0.03% 1 340,255.49 0.05%
MISSOURI
10 1,617,548.88 0.13% 5 624,127.47 0.11% 5 993,421.41 0.14%
MONTANA
2 540,465.03 0.04% 0 0.00 0.00% 2 540,465.03 0.08%
NEBRASKA
3 622,736.21 0.05% 1 107,995.22 0.02% 2 514,740.99 0.07%
NEVADA
96 28,795,120.70 2.25% 44 14,255,132.30 2.46% 52 14,539,988.40 2.07%
NEW JERSEY
105 38,883,798.25 3.03% 63 22,580,353.39 3.89% 42 16,303,444.86 2.32%
NEW MEXICO
33 8,203,515.69 0.64% 7 1,410,861.54 0.24% 26 6,792,654.15 0.97%
NEW YORK
71 30,917,106.89 2.41% 38 15,657,455.90 2.70% 33 15,259,650.99 2.18%
NORTH CAROLINA
39 8,113,324.27 0.63% 10 1,883,174.85 0.32% 29 6,230,149.42 0.89%
NORTH DAKOTA
2 301,731.04 0.02% 2 301,731.04 0.05% 0 0.00 0.00%
OHIO
9 2,221,445.00 0.17% 2 575,811.20 0.10% 7 1,645,633.80 0.23%
OKLAHOMA
3 372,816.84 0.03% 0 0.00 0.00% 3 372,816.84 0.05%
OREGON
95 26,237,076.98 2.05% 33 9,564,985.83 1.65% 62 16,672,091.15 2.38%
PENNSYLVANIA
20 4,652,731.80 0.36% 12 2,367,557.48 0.41% 8 2,285,174.32 0.33%
SOUTH CAROLINA
12 2,501,568.47 0.20% 3 1,214,118.26 0.21% 9 1,287,450.21 0.18%
TENNESSEE
17 2,806,040.14 0.22% 17 2,806,040.14 0.48% 0 0.00 0.00%
TEXAS
53 9,253,637.29 0.72% 34 5,747,382.99 0.99% 19 3,506,254.30 0.50%
UTAH
113 29,663,061.59 2.31% 47 10,789,516.58 1.86% 66 18,873,545.01 2.69%
VIRGINIA
74 28,329,675.45 2.21% 29 9,639,859.74 1.66% 45 18,689,815.71 2.66%
WASHINGTON
347 111,824,112.88 8.72% 140 42,436,270.82 7.31% 207 69,387,842.06 9.89%
WISCONSIN
2 361,154.82 0.03% 0 0.00 0.00% 2 361,154.82 0.05%
WYOMING
4 859,251.64 0.07% 0 0.00 0.00% 4 859,251.64 0.12%
Total
3,525
1,281,769,361.74
100.00%
1,591
580,180,586.73
100.00%
1,934
701,588,775.01
100.00%
Geographic Distribution by State
State

Distribution Date: Jul 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
NEW JERSEY
NEW YORK
NEVADA
COLORADO
UTAH
MARYLAND
VIRGINIA
OREGON
ILLINOIS
TEXAS
MICHIGAN
GEORGIA
TENNESSEE
MASSACHUSETTS
MINNESOTA
PENNSYLVANIA
NORTH CAROLINA
DISTRICT OF
COLUMBIA
IDAHO
NEW MEXICO
SOUTH CAROLINA
CONNECTICUT
MISSOURI
DELAWARE
OHIO
KENTUCKY
KANSAS
NORTH DAKOTA
MISSISSIPPI
NEBRASKA
IOWA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
MARYLAND
UTAH
VIRGINIA
OREGON
NEW JERSEY
NEW YORK
NEVADA
COLORADO
ILLINOIS
MINNESOTA
GEORGIA
NEW MEXICO
IDAHO
NORTH CAROLINA
MASSACHUSETTS
MICHIGAN
TEXAS
DISTRICT OF
COLUMBIA
PENNSYLVANIA
CONNECTICUT
OHIO
SOUTH CAROLINA
MISSOURI
WYOMING
MONTANA
NEBRASKA
DELAWARE
OKLAHOMA
WISCONSIN
MISSISSIPPI
INDIANA
KANSAS
IOWA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Jul 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,501
1,272,300,999.30
99.42%
1,269,070,472.39
15
6,397,773.21
0.50%
6,332,061.77
4
993,946.31
0.08%
984,668.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,520
1,279,692,718.82
1,276,387,202.16
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
502,272.77
100.00%
501,003.58
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
502,272.77
501,003.58
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,574,370.15
100.00%
1,547,783.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,574,370.15
1,547,783.41
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,502
1,272,803,272.07
99.30%
1,269,571,475.97
15
6,397,773.21
0.50%
6,332,061.77
8
2,568,316.46
0.20%
2,532,451.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,525
1,281,769,361.74
100.00%
1,278,435,989.15
All Groups
Current
30 - 59
days
60 - 89
days
Current 99.3%
30 - 59 days 0.5%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,575
573,664,807.94
99.15%
571,913,307.79
11
4,542,097.21
0.79%
4,490,461.36
1
399,311.43
0.07%
396,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,587
578,606,216.58
576,799,769.15
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,574,370.15
100.00%
1,547,783.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4
1,574,370.15
1,547,783.41
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,575
573,664,807.94
98.88%
571,913,307.79
11
4,542,097.21
0.78%
4,490,461.36
5
1,973,681.58
0.34%
1,943,783.41
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,591
580,180,586.73
100.00%
578,347,552.56
Group 1
Current
30 - 59 days
60 - 89 days
Current 98.9%
30 - 59 days 0.8%
60 - 89 days 0.3%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jul 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,926
698,636,191.36
99.65%
697,157,164.60
4
1,855,676.00
0.26%
1,841,600.41
3
594,634.88
0.08%
588,668.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,933
701,086,502.24
699,587,433.01
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
1
502,272.77
100.00%
501,003.58
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
502,272.77
501,003.58
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,927
699,138,464.13
99.65%
697,658,168.18
4
1,855,676.00
0.26%
1,841,600.41
3
594,634.88
0.08%
588,668.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,934
701,588,775.01
100.00%
700,088,436.59
Group 2
Current
30 - 59 days
60 - 89 days
Current 99.7%
30 - 59 days 0.3%
60 - 89 days 0.1%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jul 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
15 6,397,773.21 86.55% 4 993,946.31 13.45% 0 0.00 0.00% 0 0.00 0.00%
19
7,391,719.52
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 4 1,574,370.15 100.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,574,370.15
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
15
6,397,773.21
71.36%
8
2,568,316.46
28.64%
0
0.00
0.00%
0
0.00
0.00%
23
8,966,089.67
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
11 4,542,097.21 91.92% 1 399,311.43 8.08% 0 0.00 0.00% 0 0.00 0.00%
12
4,941,408.64
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 4 1,574,370.15 100.00% 0 0.00 0.00% 0 0.00 0.00%
4
1,574,370.15
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
11
4,542,097.21
69.71%
5
1,973,681.58
30.29%
0
0.00
0.00%
0
0.00
0.00%
16
6,515,778.79
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
4 1,855,676.00 75.73% 3 594,634.88 24.27% 0 0.00 0.00% 0 0.00 0.00%
7
2,450,310.88
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
4
1,855,676.00
75.73%
3
594,634.88
24.27%
0
0.00
0.00%
0
0.00
0.00%
7
2,450,310.88
100.00%
Group 2
50.66
22.01
0.00
0.00
20.70
6.63
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
55.11
0.00
17.56
0.00
27.33
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jul 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
July 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 19 5,745,310.41 15 6,397,773.21
60 - 89 days
0 0.00 0 0.00 8 2,568,316.46
90 - 120 days
0 0.00 0 0.00 0 0.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 1 501,003.58 1 502,272.77
Foreclosure
0 0.00 0 0.00 4 1,574,370.15
REO
0 0.00 0 0.00 0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jul 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
July 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 13 4,188,824.28 11 4,542,097.21
60 - 89 days
0 0.00 0 0.00 5 1,973,681.58
90 - 120 days
0 0.00 0 0.00 0 0.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 0 0.00 0 0.00
Foreclosure
0 0.00 0 0.00 4 1,574,370.15
REO
0 0.00 0 0.00 0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Jul 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
May 2007
June 2007
July 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
0 0.00 6 1,556,486.13 4 1,855,676.00
60 - 89 days
0 0.00 0 0.00 3 594,634.88
90 - 120 days
0 0.00 0 0.00 0 0.00
120 + days
0 0.00 0 0.00 0 0.00
Bankruptcy
0 0.00 1 501,003.58 1 502,272.77
Foreclosure
0 0.00 0 0.00 0 0.00
REO
0 0.00 0 0.00 0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
90 - 120 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
120 + days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
REO
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Foreclosure
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Balance ($)
Bankrupcty

Distribution Date: Jul 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Group 1
Group 2
Total
Current
5.84%
2,906,040.75
5.80%
3,496,357.87
5.82%
6,402,398.62
3 Month
7.25% 4.25% 5.62%
Life CPR
7.25% 4.25% 5.62%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
3 Month
0.00% 0.00% 0.00%
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
Group 1
Group 2
Total
Amount ($)

Distribution Date: Jul 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
1 502,272.77 100.00%
TOTAL:
1
502,272.77
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
124015389 496,000.00 502,272.77 7.00% 07/01/2007 360 CA 1
Total:
1
502,272.77
496,000.00

Distribution Date: Jul 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
4 1,574,370.15 100.00%
TOTAL:
4
1,574,370.15
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
123899072 508,000.00 516,253.27 8.38% 04/01/2007 480 CA 1
123899742 236,250.00 240,274.54 8.50% 04/01/2007 360 CO 1
123904427 440,000.00 447,774.55 8.63% 04/01/2007 360 CA 1
123905051 364,000.00 370,067.79 8.50% 04/01/2007 480 WA 1
Total:
4
1,574,370.15
1,548,250.00

Distribution Date: Jul 25, 2007
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jul 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
8 2,678,750.00 2,708,637.71 0.00 580,924,254.35
GROUP 2
11 3,202,900.00 3,233,564.55 0.00 703,307,974.45
TOTAL:
19
5,881,650.00
5,942,202.26
0.00
0.47%
99.53%
1
0.46%
99.54%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123901514 139,500.00 139,674.38 140,100.28 0.00 0.00
0.00 Voluntary PIF
06/27/2007 0.00 8.875% 0.00 VA 1
123902629 328,000.00
329,752.83 330,560.02 0.00 0.00
0.00 Voluntary PIF
06/29/2007 0.00 7.500% 9,845.76
AZ 1
123903320 365,000.00
368,721.18 370,274.20 0.00 0.00
0.00 Voluntary PIF
06/25/2007 0.00 8.875% 12,918.90
CA 1
123904237 374,000.00
377,402.79 378,755.19 0.00 0.00
0.00 Voluntary PIF
06/21/2007 0.00 8.125% 0.00
NJ 1
123905119 495,250.00
502,950.96 504,763.44 0.00 0.00
0.00 Voluntary PIF
06/29/2007 0.00 8.125% 0.00
CA 1
124060328 202,000.00 203,079.55 203,868.32 0.00 0.00
0.00 Voluntary PIF
06/19/2007 0.00 8.500% 0.00 MD 1
124061060 560,000.00 560,964.40 563,136.72 0.00 0.00
0.00 Voluntary PIF
06/01/2007 0.00 8.500% 0.00 CA 1
124065046 215,000.00 216,326.07 217,179.54 0.00 0.00
0.00 Voluntary PIF
06/25/2007 0.00 7.750% 6,683.53 CA 1
Total:
8
2,678,750.00
2,698,872.16
0.00
2,708,637.71
0.00
0.00
0.00
29,448.19
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123830747 248,000.00 251,139.66 251,779.61 0.00 0.00
0.00 Voluntary PIF
06/30/2007 0.00 7.625% 0.00 NJ 1
123845521 375,000.00 378,500.38 379,460.12 0.00 0.00
0.00 Voluntary PIF
07/11/2007 0.00 7.625% 11,570.95 CA 1
123845687 322,900.00 323,707.25 324,519.21 0.00 0.00
0.00 Voluntary PIF
07/05/2007 0.00 7.000% 0.00 IL 1
124014622 129,000.00 130,300.91 130,630.72 0.00 0.00
0.00 Voluntary PIF
07/03/2007 0.00 6.750% 0.00 IL 1
124014820 108,000.00
108,815.33 109,090.68 0.00 0.00
0.00 Voluntary PIF
07/11/2007 0.00 7.875% 0.00
MN 1
124015009 800,000.00
806,036.95 808,074.05 0.00 0.00
0.00 Voluntary PIF
07/06/2007 0.00 7.375% 0.00
CA 1
124015462 146,400.00
146,824.85 147,193.64 0.00 0.00
0.00 Voluntary PIF
06/26/2007 0.00 7.875% 4,646.75
ID 1
124017005 350,000.00
350,205.02 351,081.36 0.00 0.00
0.00 Voluntary PIF
06/29/2007 0.00 7.875% 0.00
MD 1
124018599 242,000.00 243,788.91 244,404.53 0.00 0.00
0.00 Voluntary PIF
06/14/2007 0.00 7.125% 6,960.61 CA 1
124112541 312,000.00 314,353.92 315,147.90 0.00 0.00
0.00 Voluntary PIF
06/13/2007 0.00 7.125% 0.00 OR 1

Distribution Date: Jul 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
123829418 169,600.00 171,745.77 172,182.73 0.00 0.00
0.00 Voluntary PIF
07/12/2007 0.00 7.250% 1,696.00 OH 1
Total:
11
3,202,900.00
3,225,418.95
0.00
3,233,564.55
0.00
0.00
0.00
24,874.31

Distribution Date: Jul 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jul 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR2
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #